Organization and Business Overview (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 27, 2024 shares	Mar. 20, 2024 HKD ($) shares	Mar. 20, 2024 USD ($) $ / shares shares	Nov. 30, 2024 shares
Organization and Business Overview [Line Items]
Reclassification of ordinary shares	1,500,000
Voting rights				fifty
Class A Ordinary Share [Member]
Organization and Business Overview [Line Items]
Voting rights				one
Common Class B [Member]
Organization and Business Overview [Line Items]
Voting rights				50
Common Stock [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued				1,875,000
Reclassification of ordinary shares	1,500,000
Common Stock [Member] | Class A Ordinary Share [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued
IPO [Member]
Organization and Business Overview [Line Items]
Price per share | $ / shares			$ 4
Offering expenses		$ 49,040	$ 6,303,045
IPO [Member] | Common Stock [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued		1,875,000	1,875,000